Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Allied Asset Advisors Funds
Entity Central Index Key	0001105877
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class K
Shareholder Report [Line Items]
Fund Name	Iman Fund
Class Name	Class K
Trading Symbol	IMANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Iman Fund for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://investaaa.com/literature/. You can also request this information by contacting us at 1-888-386-3785.
Additional Information Phone Number	1-888-386-3785
Additional Information Website	https://investaaa.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Updated Performance Information Location [Text Block]	Visit https://investaaa.com/literature/ for more recent performance information.
Net Assets	$ 205,573,698
Holdings Count | $ / shares	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$205,573,698
Number of Holdings	106
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	7.5%
Microsoft Corp.	6.4%
NVIDIA Corp.	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Alphabet, Inc.	4.3%
Meta Platforms, Inc.	3.7%
Exxon Mobil Corp.	3.0%
O’Reilly Automotive, Inc.	2.3%
Novo Nordisk AS	2.1%
Texas Pacific Land Corp.	2.0%

Updated Prospectus Web Address	https://investaaa.com/literature/